Investments - Summary of Company Investments in Joint Ventures and Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Current assets	$ 27,812	$ 37,062
Non-current assets	201,928	185,006
Property, plant and equipment	159,265	157,383	$ 176,650
Total assets	229,740	222,068
Current liabilities	28,816	25,051
Non-current liabilities	126,709	123,842
Shareholders' equity	74,215	73,175	81,502	$ 77,550
Non-controlling interest	892	1,631
Total liabilities	155,525	148,893
Sales revenues	76,589	84,638	77,884
Net income (loss) for the year	10,363	7,414	$ 169
Associates [member]
Disclosure of joint ventures [line items]
Current assets		6,314
Non-current assets		1,388
Property, plant and equipment		12,932
Other non-current assets		863
Current liabilities		6,159
Non-current liabilities		17,566
Shareholders' equity		(2,168)
Non-controlling interest		(60)
Sales revenues		18,954
Net income (loss) for the year		1,888
Associates [member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	165
Non-current assets	5
Property, plant and equipment	48
Other non-current assets	0
Current liabilities	74
Non-current liabilities	19
Shareholders' equity	79
Non-controlling interest	46
Sales revenues	0
Net income (loss) for the year	17
Brazil member | Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	1,147	1,162
Non-current assets	486	520
Property, plant and equipment	641	866
Other non-current assets	634	633
Total assets	2,908	3,181
Current liabilities	790	1,163
Non-current liabilities	808	673
Shareholders' equity	1,270	1,354
Non-controlling interest	40	(9)
Total liabilities	2,908	3,181
Sales revenues	1,610	3,975
Net income (loss) for the year	246	92
Brazil member | Associates [member]
Disclosure of joint ventures [line items]
Total assets	35,895	21,497
Total liabilities	35,895	21,497
Brazil member | Associates [member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	9,226
Non-current assets	4,880
Property, plant and equipment	20,210
Other non-current assets	1,579
Current liabilities	6,751
Non-current liabilities	28,878
Shareholders' equity	255
Non-controlling interest	11
Sales revenues	40,218
Net income (loss) for the year	2,416
Other companies abroad [Member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Other non-current assets		1
Total assets	218	214
Non-controlling interest		40
Total liabilities	218	214
Other companies abroad [Member] | Brazil member
Disclosure of joint ventures [line items]
Current assets		158
Non-current assets		10
Property, plant and equipment		45
Current liabilities		72
Non-current liabilities		23
Shareholders' equity		79
Sales revenues		136
Net income (loss) for the year		17
MP Gulf of Mexico, LLC [member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	372	151
Property, plant and equipment	3,131	3,643
Total assets	3,503	3,794
Current liabilities	237	86
Non-current liabilities	373	599
Shareholders' equity	2,317	2,487
Non-controlling interest	577	622
Total liabilities	3,504	3,794
Sales revenues	1,300	92
Net income (loss) for the year	$ 423	$ 48
Ownership interest	20.00%	20.00%
Bottom of range [member] | Brazil member
Disclosure of joint ventures [line items]
Ownership interest	20.00%	20.00%
Bottom of range [member] | Brazil member | Associates [member]
Disclosure of joint ventures [line items]
Ownership interest	4.59%	5.00%
Bottom of range [member] | Other companies abroad [Member]
Disclosure of joint ventures [line items]
Ownership interest	34.00%	34.00%
Top of range [member] | Brazil member
Disclosure of joint ventures [line items]
Ownership interest	51.50%	83.00%
Top of range [member] | Brazil member | Associates [member]
Disclosure of joint ventures [line items]
Ownership interest	40.00%	49.00%
Top of range [member] | Other companies abroad [Member]
Disclosure of joint ventures [line items]
Ownership interest	45.00%	50.00%